Trade and Other Payables	12 Months Ended
Dec. 31, 2025
Trade and Other Payables [Abstract]
TRADE AND OTHER PAYABLES

NOTE 14. TRADE AND OTHER PAYABLES

	Consolidated
	December 31, 2025 US$	December 31, 2024 US$
Trade payables	97,220	97,220
Other payables	1,540,220	671,012
Amount due to directors (i)	55,785	69,881
	1,693,225	838,113

(i)	The amount due to directors are non-trade in nature, unsecured, non-interest bearing and repayable on demand.